Summary of Pre-tax Impact of Derivative Instruments on Consolidated Statements of Operations and Comprehensive Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Derivative Instruments Gain Loss [Line Items]
Pre-tax impact of derivative instruments	$ (5,634)	$ (12,295)	$ 1,946
Realized (loss) gain on financial instruments, net | Non-designated
Derivative Instruments Gain Loss [Line Items]
Pre-tax impact of derivative instruments	(5,408)	(12,295)	1,939
Unrealized gain (loss) on financial instruments, net | Non-designated
Derivative Instruments Gain Loss [Line Items]
Pre-tax impact of derivative instruments	5,220	(6,044)	(15,442)
Other comprehensive income (loss) | Designated
Derivative Instruments Gain Loss [Line Items]
Pre-tax impact of derivative instruments	10,986	(12,307)	(110)
Interest expense, net | Designated
Derivative Instruments Gain Loss [Line Items]
Pre-tax impact of derivative instruments	$ (8,771)	$ (2,806)	$ 7